18. Fair Value (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total AFS Securities	$ 55,318	$ 57,400
Level 3 assets measured on recurring basis using significant unobservable inputs [Abstract]
Beginning balance, beginning of period	294	150
Total gains (losses) included in net income	(754)	(167)
Included in other comprehensive income	460	311
Transfers in or out of Level 3	0	0
Ending balance, end of period	0	294
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	9,537	11,985
Mortgage Backed Securities	30,740	27,642
TRUP CDO's	0	294
Single Issue Trust Preferred	883	886
SBA Pools	13,659	16,091
SLMA	499	502
Total AFS Securities	55,318	57,400
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
TRUP CDO's	0	0
Single Issue Trust Preferred	0	0
SBA Pools	0	0
SLMA	0	0
Total AFS Securities	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	9,537	11,985
Mortgage Backed Securities	30,740	27,642
TRUP CDO's	0	0
Single Issue Trust Preferred	883	886
SBA Pools	13,659	16,091
SLMA	499	502
Total AFS Securities	55,318	57,106
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
State and Political Subdivisions	0	0
Mortgage Backed Securities	0	0
TRUP CDO's	0	294
Single Issue Trust Preferred	0	0
SBA Pools	0	0
SLMA	0	0
Total AFS Securities	$ 0	$ 294